Unaudited Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES [Abstract]:
Net income	$ 47,213	$ 55,291
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]:
Depreciation	51,818	41,489
Amortization of prepaid lease rentals	1,512	0
Amortization and write off of financing costs	3,025	611
Amortization of deferred drydocking and special survey	3,796	4,029
Net settlements on interest rate swaps qualifying for cash flow hedge	(489)	(1,861)
Gain on derivative instruments, net	(1,901)	(5,460)
Loss / (Gain) on sale / disposal of vessels, net	2,903	(6,460)
Equity loss on investments	2,275	0
Changes in Operating Assets and Liabilities [Abstract]:
Accounts receivable	6,813	(10,757)
Due from related parties	2,079	(1,566)
Inventories	(2,785)	(4,987)
Insurance claims receivable	(126)	35
Prepayments and other	(2,180)	(2,969)
Accounts payable	535	4,266
Due to related parties	96	0
Accrued liabilities	417	4,820
Unearned revenue	(1,847)	(1,142)
Other current liabilities	(1,023)	33
Drydockings	(2,287)	(3,903)
Accrued charter revenue	5,121	6,634
Net Cash provided by Operating Activities	114,965	78,103
CASH FLOWS FROM INVESTING ACTIVITIES [Abstract]:
Investment in affiliates	(52,647)	0
Dividend from affiliate	1,813	0
Advances for vessel acquisitions	(59,058)	(324,466)
Vessels acquisitions / Additions to vessel cost	(19,840)	(47,104)
Proceeds from the sale of vessels, net	6,705	6,652
Net cash used in Investing Activities	(123,027)	(364,918)
CASH FLOWS FROM FINANCING ACTIVITIES [Abstract]:
Finance lease proceeds	256,716	0
Finance lease repayment	(3,149)	0
Offering proceeds, net of related expenses	96,523	0
Proceeds from long-term debt	9,000	251,868
Repayment of long-term debt	(253,812)	(74,138)
Payment of financing costs	(2,055)	(93)
Dividends paid	(45,029)	(40,392)
(Increase) / Decrease in restricted cash	4,289	(5,349)
Net cash provided by Financing Activities	62,483	131,896
Net increase / (decrease) in cash and cash equivalents	54,421	(154,919)
Cash and cash equivalents at beginning of the period	93,379	267,321
Cash and cash equivalents at end of the period	147,800	112,402
SUPPLEMENTAL CASH INFORMATION [Abstract]:
Cash paid during the period for interest	$ 21,378	$ 13,961